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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


                               S&S Program Mutual

   Schedule of Investments (dollars in thousands) - March 31, 2009 (unaudited)

                                                                                     Number of
                                                                                      Shares
                                                                                                                  Value
Common Stock - 96.2%
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.                                                               16,076                   $ 1,077 (a)
CAE, Inc.                                                                            2,006,368                    12,168
Hexcel Corp.                                                                           559,530                     3,676 (a)
Honeywell International Inc.                                                           307,919                     8,579
Rockwell Collins, Inc.                                                                 238,750                     7,793
United Technologies Corp.                                                              274,871                    11,814
                                                                                                                  45,107

Beverages - 3.5%
Molson Coors Brewing Co. (Class B)                                                     128,606                     4,409
Pepsi Bottling Group, Inc.                                                             819,294                    18,139
PepsiCo, Inc.                                                                        1,328,054                    68,368
                                                                                                                  90,916

Biotechnology - 4.3%
Amgen Inc.                                                                           1,503,175                    74,437 (a)
Gilead Sciences, Inc.                                                                  863,143                    39,981 (a)
                                                                                                                 114,418

Capital Markets - 6.7%
Ameriprise Financial, Inc.                                                             552,133                    11,313
Morgan Stanley                                                                         349,646                     7,961
State Street Corp.                                                                   1,652,025                    50,849 (b)
The Bank of New York Mellon Corp.                                                      757,634                    21,403
The Charles Schwab Corp.                                                             1,047,118                    16,230
The Goldman Sachs Group, Inc                                                           635,223                    67,346
                                                                                                                 175,102

Chemicals - 1.9%
Monsanto Co.                                                                           423,175                    35,166
Potash Corp of Saskatchewan Inc.                                                        88,417                     7,145
Praxair, Inc.                                                                          102,682                     6,909
                                                                                                                  49,220

Commercial Banks - 0.8%
SunTrust Banks, Inc.                                                                   714,304                     8,386
US Bancorp                                                                             479,677                     7,008
Wells Fargo & Co.                                                                      397,275                     5,657
                                                                                                                  21,051

Commercial Services & Supplies - 1.0%
Corrections Corporation of America                                                     538,246                     6,895 (a)
Iron Mountain Inc.                                                                     903,929                    20,040 (a)
                                                                                                                  26,935

Communications Equipment - 7.0%
Cisco Systems, Inc.                                                                  3,969,797                    66,572 (a)
Corning Inc.                                                                         1,196,046                    15,872
QUALCOMM Inc.                                                                        1,935,487                    75,310
Research In Motion Ltd.                                                                641,670                    27,637 (a)
                                                                                                                 185,391

Computers & Peripherals - 2.4%
Dell Inc.                                                                              236,815                     2,245 (a)
Hewlett-Packard Co.                                                                  1,193,348                    38,259
International Business Machines Corp.                                                  225,785                    21,876
                                                                                                                  62,380

Diversified Financial Services - 3.7%
Bank of America Corp.                                                                  770,349                     5,254
CME Group Inc.                                                                         127,098                    31,316
JPMorgan Chase & Co.                                                                 2,323,393                    61,756
                                                                                                                  98,326

Diversified Telecommunication Services - 1.4%
AT&T Inc.                                                                              839,504                    21,155
Verizon Communications Inc.                                                            497,686                    15,030
                                                                                                                  36,185

Electric Utilities - 1.6%
American Electric Power Comapny Inc.                                                   557,075                    14,072
Edison International                                                                   497,149                    14,323
Entergy Corp.                                                                           20,095                     1,368
FPL Group, Inc.                                                                        151,157                     7,668
Northeast Utilities                                                                    249,084                     5,378
                                                                                                                  42,809

Electrical Equipment - 1.1%
ABB Ltd. ADR                                                                         1,317,626                    18,368
Emerson Electric Co.                                                                   346,894                     9,914
                                                                                                                  28,282

Electronic Equipment, Instruments & Components - 0.0%*
Molex Inc. (Class A)                                                                    77,013                       973

Energy Equipment & Services - 4.8%
Halliburton Co.                                                                        522,216                     8,079
National Oilwell Varco, Inc.                                                           213,728                     6,136 (a)
Schlumberger Ltd.                                                                    1,210,121                    49,155
Transocean Ltd.                                                                      1,075,172                    63,263 (a)
                                                                                                                 126,633

Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.                                                                  185,434                     9,661

Food Products - 2.1%
Archer-Daniels-Midland Co.                                                              97,539                     2,710
General Mills, Inc.                                                                    212,563                    10,603
Kraft Foods Inc. (Class A)                                                             813,802                    18,140
McCormick & Company Inc.                                                               579,808                    17,145
Nestle S.A. ADR                                                                        238,542                     8,003
                                                                                                                  56,601

Healthcare Equipment & Supplies - 3.4%
Baxter International Inc.                                                              159,780                     8,184
Boston Scientific Corp.                                                              1,632,074                    12,975 (a)
Covidien Ltd.                                                                          576,739                    19,171
Hologic, Inc.                                                                          840,665                    11,004 (a)
Medtronic, Inc.                                                                        798,298                    23,526
ResMed, Inc.                                                                           427,802                    15,119 (a)
                                                                                                                  89,979

Healthcare Providers & Services - 2.3%
Aetna Inc.                                                                             448,750                    10,918
Cardinal Health, Inc.                                                                  487,995                    15,362
Express Scripts, Inc.                                                                  104,492                     4,824 (a)
McKesson Corp.                                                                         206,779                     7,246
UnitedHealth Group, Inc.                                                             1,045,821                    21,889
                                                                                                                  60,239

Hotels Restaurants & Leisure - 0.5%
Carnival Corp.                                                                         529,530                    11,438
Darden Restaurants, Inc.                                                                71,147                     2,437
                                                                                                                  13,875

Household Products - 1.4%
Clorox Co.                                                                             533,758                    27,478
Kimberly-Clark Corp.                                                                   178,044                     8,210
                                                                                                                  35,688

Industrial Conglomerates - 0.3%
Textron, Inc.                                                                        1,249,308                     7,171

Insurance - 3.1%
ACE Ltd.                                                                               636,290                    25,706
AFLAC Inc.                                                                             416,500                     8,063
AON Corp.                                                                              284,972                    11,633
Chubb Corp.                                                                            158,789                     6,720
Marsh & McLennan Companies, Inc.                                                        47,064                       953
MetLife, Inc.                                                                          571,572                    13,015
PartnerRe Ltd.                                                                          32,151                     1,996
Prudential Financial, Inc.                                                             211,513                     4,023
The Travelers Companies, Inc.                                                          241,216                     9,803
                                                                                                                  81,912

Internet Software & Services - 1.0%
Baidu, Inc ADR                                                                          31,204                     5,511 (a)
Google Inc. (Class A)                                                                   56,994                    19,837 (a)
                                                                                                                  25,348

IT Services - 3.6%
Affiliated Computer Services, Inc. (Class A)                                           231,540                    11,088 (a)
Cognizant Technology Solutions Corp. (Class A)                                         545,227                    11,335 (a)
Paychex, Inc.                                                                        1,147,852                    29,465
The Western Union Co.                                                                3,081,101                    38,729
Visa, Inc. (Class A)                                                                    71,243                     3,961
                                                                                                                  94,578

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.                                                         314,642                    11,223 (a)

Machinery - 1.3%
Deere & Co.                                                                            324,156                    10,655
Eaton Corp.                                                                            280,371                    10,334
ITT Corp.                                                                              311,958                    12,001
                                                                                                                  32,990

Media - 5.5%
Comcast Corp. (Class A)                                                              4,583,814                    58,994
Liberty Global, Inc. (Series C)                                                        434,016                     6,133 (a)
Liberty Media Corp - Entertainment (Series A)                                          730,959                    14,583 (a)
Omnicom Group Inc.                                                                   1,610,525                    37,686
The Walt Disney Co.                                                                    319,040                     5,794
Time Warner Inc.                                                                     1,020,614                    19,698
Viacom, Inc. (Class B)                                                                 118,923                     2,067 (a)
                                                                                                                 144,955

Metals & Mining - 1.8%
Allegheny Technologies Inc.                                                            745,859                    16,357
Barrick Gold Corp.                                                                     295,893                     9,593
Freeport-McMoRan Copper & Gold Inc.                                                    542,259                    20,665
                                                                                                                  46,615

Multiline Retail - 0.9%
Kohl's Corp.                                                                           137,917                     5,837 (a)
Target Corp.                                                                           526,967                    18,122
                                                                                                                  23,959

Multi-Utilities - 0.9%
Dominion Resources, Inc.                                                               747,473                    23,164

Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.                                                                           235,124                    15,069
Chevron Corp.                                                                          143,235                     9,631
Devon Energy Corp.                                                                     317,346                    14,182
Exxon Mobil Corp.                                                                    1,050,991                    71,572
Hess Corp.                                                                              85,491                     4,634
Marathon Oil Corp.                                                                   1,506,702                    39,611
Occidental Petroleum Corp.                                                             402,485                    22,398
Southwestern Energy Co.                                                                348,877                    10,358 (a)
Suncor Energy, Inc.                                                                    604,672                    13,430
Valero Energy Corp.                                                                    159,028                     2,847
                                                                                                                 203,732

Personal Products - 0.6%
Alberto-Culver Co.                                                                     398,374                     9,007
The Estee Lauder Companies Inc. (Class A)                                              284,970                     7,025
                                                                                                                  16,032

Pharmaceuticals - 3.7%
Abbott Laboratories                                                                    362,333                    17,283 (c)
Bristol-Myers Squibb Co.                                                             1,355,763                    29,718
Johnson & Johnson                                                                       61,561                     3,238
Merck & Company Inc.                                                                   339,283                     9,076
Pfizer Inc.                                                                            686,896                     9,356
Wyeth                                                                                  636,874                    27,411
                                                                                                                  96,082

Professional Services - 0.1%
Monster Worldwide, Inc.                                                                359,010                     2,926 (a)

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. (Class A)                                                 938,257                     3,781 (a)

Road & Rail - 0.2%
Union Pacific Corp.                                                                    137,485                     5,652

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.                                                                    78,589                     1,514
Intel Corp.                                                                          3,496,361                    52,620
Kla-Tencor Corp.                                                                       231,540                     4,631
Lam Research Corp.                                                                     326,570                     7,436 (a)
MEMC Electronic Materials, Inc.                                                        118,959                     1,962 (a)
Microchip Technology Inc.                                                              299,245                     6,341
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                    360,802                     3,229
Texas Instruments Inc.                                                                 435,733                     7,194
                                                                                                                  84,927

Software - 4.8%
Intuit, Inc.                                                                           817,709                    22,078 (a)
Microsoft Corp.                                                                      4,646,087                    85,349
Oracle Corp.                                                                         1,009,828                    18,248 (a)
                                                                                                                 125,675

Specialty Retail - 3.0%
Bed Bath & Beyond, Inc.                                                              1,555,643                    38,502 (a)
Lowe's Companies, Inc.                                                               1,439,907                    26,278
O'Reilly Automotive, Inc.                                                              139,498                     4,884 (a)
Staples, Inc.                                                                          524,014                     9,490
                                                                                                                  79,154

Tobacco - 0.6%
Altria Group, Inc.                                                                     478,394                     7,664
Philip Morris International, Inc.                                                      213,001                     7,579
                                                                                                                  15,243

Wireless Telecommunication Services - 1.3%
American Tower Corp. (Class A)                                                         269,796                     8,210 (a)
NII Holdings, Inc.                                                                   1,373,655                    20,605 (a)
Vodafone Group PLC ADR                                                                 320,593                     5,585
                                                                                                                  34,400

Total Investment in Securities                                                                                 2,529,290
(Cost $3,478,494)


                                                                                     Principal                   Value
                                                                                      Amount

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 3.2%
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.2%
State Street Corp.
0.01%                                                                  04/01/09       $ 83,166                  $ 83,166 (b)
(Cost $83,166)

Total Investments                                                                                              2,612,456
(Cost $3,561,660)

Other Assets and Liabilities, net - 0.6%                                                                          15,713


                                                                                                          ---------------
NET ASSETS  - 100.0%                                                                                          $2,628,169
                                                                                                          ===============


            Notes to Schedules of Investments (dollars in thousands)
                           March 31, 2009 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(c) At March 31, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.





+  Percentages are based on net assets as of March 31, 2009.

*  Less than 0.1%

** Par value less than 500



Abbreviations:

ADR         American Depository Receipt


Fair Value Disclosure.

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


S&S Program Mutual Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$2,529,290      $83,166       $-            $2,612,456
Other Financial
   Instruments  $-              $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 3/31/09			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  May 26, 2009